Business Combination - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2011 days units
Business Acquisition [Line Items]
EquityAppreciationInstrumentUnits	50
EquityAppreciationInstrumentExercisePrice	$ 3.43
Loss Sharing Agreement Allocation Percentage	80% of any future losses
True Up Payment Term	45
PaymentPercentageUnderLossSharingAgreement	50.00%
PercentageIntrinsicLossEstimate	20.00%
IntrinsicLossEstimate	4,600,000,000
PercentCalculationIntrinsicLossEstimate	925,000,000
PercentAssetdiscountPerBid	25.00%
CalculationPercentAssetDiscountPerBid	$ 1,100,000,000
PercentCalculateSumPeriodServicingAmounts	1.00%